Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash for immediate withdrawal		$ 11,640	$ 5,965
Cash equivalents-short-term deposits	[1]	10,034	3,003
Total		$ 21,674	$ 8,968

[1]	The deposits earn annual interest at the respective term of the deposits of approximately 1.5%.